Transactions with Affiliates - Cost Reimbursements (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retail companies
Related Party Transaction [Line Items]
Percentage of average invested assets reimbursable as operating costs	2.00%		2.00%
Expected reimbursable direct and indirect operating costs, percent of net income	25.00%		25.00%
NRE
Related Party Transaction [Line Items]
Percent of combined general and administrative costs	20.00%		20.00%
Minimum | Retail companies
Related Party Transaction [Line Items]
Reimbursement percent for organization and offering costs	1.00%		1.00%
Cost reimbursements | Company Managed Private Funds
Related Party Transaction [Line Items]
Revenue from contract with customer			$ 4,000
Cost reimbursements | Retail companies
Related Party Transaction [Line Items]
Revenue from contract with customer	$ 738	$ 2,387	4,672	$ 19,545	$ 0
Cost reimbursements | Public companies—NRE and Colony Credit
Related Party Transaction [Line Items]
Revenue from contract with customer	2,632	1,750	10,747	0	0
Cost reimbursements | Private funds and other
Related Party Transaction [Line Items]
Revenue from contract with customer	3,535	1,844	9,198	3,779	4,296
Cost reimbursements | Equity awards of NRE and Colony Credit (Note 21)
Related Party Transaction [Line Items]
Revenue from contract with customer	2,940	812	10,078	0	0
Cost reimbursements | Townsend
Related Party Transaction [Line Items]
Revenue from contract with customer			0	2,306	0
Cost reimbursements | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from contract with customer	$ 9,845	$ 6,793	$ 34,695	$ 25,630	$ 4,296